Income Taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Taxes

19.	INCOME TAXES
Income tax recognized in profit or loss is comprised of the following:

	Years ended December 31,

	2021 $	2020 $

Withholding taxes accrued (1)	-	1,219

Current income tax	-	-

Tax expense (recovery)	-	1,219

1
Estimated accrued foreign withholding taxes of $1,219 at December 31, 2020 relate to Exar Capital and are payable when interest from intercompany loans between the Company and its Joint Operation is received.

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	Years ended December 31,

	2021 $	2021 $

Loss from continuing operations before tax	(38,610)	(34,002)

Income/(Loss) from discontinued operations	122	(1,013)

	(38,488)	(35,015)

Statutory tax rate	27%	27%

Expected income tax expense/(recovery) at statutory tax rate	(10,392)	(9,454)

Items not taxable for income tax purposes	(6)	288

Initial recognition of temporary differences on investment in Cauchari-Olaroz project	-	10,931

Recognition of previously unrecognized deductible temporary differences on loans to Exar Capital	-	(4,126)

Effect of higher tax rate in foreign jurisdiction	2,454	1,185

Withholding taxes	-	1,219

Change in unrecognized deferred tax assets and other	7,944	1,176

Tax expense	-	1,219

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2021 $	December 31, 2020 $

Deferred tax assets:

Tax loss carryforwards	49,360	34,976

Loans to Exar Capital	7,641	4,487

Exploration and evaluation assets	1,994	584

Financing costs	4,963	661

Capital assets	50	1,308

Other	781	851

Deferred tax assets	64,789	42,867

Deferred tax liabilities:

Investment in Cauchari-Olaroz project	(15,043)	(11,713)

Investment in Arena Minerals	(793)	-

Convertible debt	(4,040)	-

Other	-	(1,190)

Deferred tax liabilities	(19,876)	(12,903)

Unrecognized deferred tax assets	44,913	29,964
The Company has
non-capital
loss carryforwards in Canada of CDN$108,000 (2020 - CDN$82,000) expiring between 2027 – 2041 and in the US of approximately $125,000 (2020 - $83,000) some of which expire in 2029 and some of which have no fixed date of expiry. The non-capital loss carryforwards are available to reduce taxable income in Canada and the US, respectively.